Related party transactions (Tables)	12 Months Ended
Mar. 31, 2020
Related Party Transactions [Abstract]
Related party group
(a)	The Company paid emoluments, commissions and/or consultancy fees to its directors and officers as follows:

Year ended	Mr. Anthony	Mr. Kim Wah	Mr. Woo-Ping	Mr. Andrew
March 31,	So	Chung	Fok	So
	Director	Director	Director	Director and Chief Executive Officer
	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2018	$643 (i), (iii)	$170 (iii)	Nil	$259 (iii)
2019	$643 (i), (iii)	$171 (iii)	Nil	$249 (iii)
2020	$643 (i), (iii)	$171 (iii)	Nil	$265 (iii)

	Mr. Henry		Mr. Albert
	Schlueter		So
	Director and Assistant Secretary		Director, Chief Financial Officer and Secretary
	$ in thousands		$ in thousands

2018	$60	(ii)	$162 (iii)
2019	$60	(ii)	$152 (iii)
2020	$60	(ii)	$162 (iii)